Segment Disclosures - Schedule of Geographic Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 6,906,160	$ 8,564,776
Long-lived Assets	8,087,043	14,367,919
Puerto Rico and Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
Long-lived Assets
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,906,160	8,564,776
Long-lived Assets	$ 8,087,043	$ 14,367,919